Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of income tax Table [Abstract]
Schedule of pre-tax loss
	For the years ended December 31,
	2021	2020	2019
Cayman Islands	$(1,733,786)	$(1,711,094)	$(714,196)
BVI	(12,769)	(12,345)	(6,945)
Hong Kong	(588,315)	(63,483)	(39,828)
Singapore	(16,041)	-	-
Thailand	(3,873,611)	(1,112,496)	909,519
	$(6,224,522)	$(2,899,418)	$148,550

Schedule of components of the income tax provision
	For the years ended December 31,
	2021	2020	2019
Current income tax expense	$-	$261,586	$-
Deferred income tax (benefit) expense	(732,868)	(18,749)	88,473
Total income tax (benefit) expense	$(732,868)	$242,837	$88,473

Schedule of reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes
	For the years ended December 31,
	2021	2020	2019
(Loss) Profit before income tax expense*	$(4,068,887)	$864,207	$909,519
Thailand income tax statutory rate	20%	20%	20%
Income tax at statutory tax rate	(813,777)	172,841	181,904
Permanent differences	80,910	69,996	(93,431)
Income tax (benefit) expense	$(732,868)	$242,837	$88,473

Schedule of deferred tax assets and liabilities
	As of December 31,
	2021	2020
Provision for employee benefits	$1,163,826	$1,368,335
Net operating loss carried forward	728,331	1,105
Deferred tax assets	1,892,157	1,369,440
Less:
Deferred tax liabilities - finance leases	(256,519)	(331,094)
Deferred tax assets, net	$1,635,638	$1,038,346